Structured entities and derecognition of financial assets	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Structured entities and derecognition of financial assets

Note 6	Structured entities and derecognition of financial assets

Structured entities
SEs are entities that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are entities that are created to accomplish a narrow and well-defined objective. CIBC is involved with various types of SEs for which the business activities include securitization of financial assets, asset-backed financings, and asset management.
We consolidate a SE when the substance of the relationship indicates that we control the SE.
Consolidated structured entities
We consolidate the following SEs:
Credit card securitization trust
We sell an ownership interest in a revolving pool of credit card receivables generated under certain credit card accounts to Cards II Trust (Cards II), which purchases a proportionate share of credit card receivables on certain credit card accounts, with the proceeds received from the issuance of notes. We consolidate this trust because we have the power to direct the relevant activities and have exposure to substantia lly a
ll the variability of returns from the excess spread (the deferred purchase price) that we receive over time.

Our credit card securitizations are revolving securitizations, with credit card receivable balances fluctuating from month to month as credit card clients repay their balances and new receivables are generated.
The notes are presented as Secured borrowings within Deposits on the consolidated balance sheet.
As at October 31, 2023, Cards II held $
6.7
 billion of credit card receivable assets and other eligible assets of $
0.2
 billion with an aggregated fair value of $6.9 billion (2022: $4.5 billion with a fair value of $4.5 billion), which supported $4.0 billion of associated funding liabilities with a fair value of $
4.0
 billion (2022: $3.0 billion with a fair value of $2.9 billion).
Covered bond guarantor
Under the Legislative Covered Bond Programme, we transfer a pool of conventional uninsured mortgages to the CIBC Covered Bond (Legislative) Guarantor Limited Partnership (the Guarantor LP). The Guarantor LP holds interest and title to these transferred mortgages and serves to guarantee payment of principal and interest to bondholders. The covered bond liabilities are on-balance
sheet obligations that are fully collateralized by the mortgage assets over which bondholders enjoy a priority claim in the event of CIBC’s insolvency. We consolidate this entity because we have the ability to direct the relevant activities and retain substantially all of the variability of returns on the underlying mortgages.
As at October 31, 2023, our Legislative Covered Bond Programme had outstanding covered bond liabilities of $31.4 billion with a fair value of $31.4 billion (2022: $26.3 billion with a fair value of $26.1 billion).
Multi-seller conduit
We sponsor a consolidated multi-seller conduit in Canada that acquires direct or indirect ownership or security interests in pools of financial assets from clients and finance the acquisitions by issuing ABS and asset-backed commercial paper (ABCP). The sellers to the conduit continue to service the assets and are exposed to credit losses realized on these assets through the provision of credit enhancements. We hold all of the outstanding ABS and ABCP. As at October 31, 2023, $671 million of financial assets held by the conduit were included in Securities (2022: $525 million), of which $178 million are measured at FVTPL (2022: $178 million) and $493 million at amortized cost (2022: $347 million), and $811 million were included in Loans (2022: $1,089 million) on our consolidated balance sheet. These financial assets are related to third-party SEs and are included in the non-consolidated
SEs table below.
CIBC-managed investment funds
We establish and manage investment funds such as mutual funds and pooled funds. We act as an investment manager and earn market-based management fees and, for certain pooled funds, performance fees which are generally based on the performance of the funds. Seed capital is provided from time to time to CIBC-managed investment funds for initial launch. We consolidate those investment funds in which we have power to direct the relevant activities of the funds and in which our seed capital, or our units held, is significant relative to the total variability of returns of the funds such that we are deemed to be a principal rather than an agent. As at October 31, 2023, the total assets and non-controlling
interests in consolidated CIBC-managed investment funds were $264 million and $69 million, respectively (2022: $137 million and $70 million, respectively).
Non-controlling
interests in consolidated CIBC-managed investment funds are included in Other liabilities as the investment fund units are mandatorily redeemable at the option of the investor.
Community-based
tax-advantaged
investments
We sponsor certain SEs that invest in community development projects in the U.S. through the issuance of below-market loans that generate a return primarily through the realization of tax credits. As at October 31, 2023, the program had outstanding loans of $129 million (2022: $125 million). We consolidate these entities because we have the ability to direct the relevant activities and retain substantially all of the variability of returns on the underlying loans.
Non-consolidated
structured entities
The following SEs are not consolidated by CIBC because we do not have control over these SEs:
Single-seller and multi-seller conduits
We manage and administer a single-seller conduit and several CIBC-sponsored multi-seller conduits in Canada and the U.S. The multi-seller conduits acquire direct or indirect ownership or security interests in pools of financial assets from our clients and finance the acquisitions by issuing ABCP to investors. The single-seller conduit acquires financial assets and finances these acquisitions through a credit facility provided by a syndicate of financial institutions. The sellers to the conduits may continue to service the assets and may be exposed to credit losses realized on these assets, typically through the provision of over-collateralization or another form of credit enhancement. The conduits may also obtain credit enhancement from third-party providers. As at October 31, 2023, the total assets in the single-seller conduit and multi-seller conduits amounted to $0.5 billion and $13.4 billion, respectively (2022: $0.6 billion and $9.3 billion, respectively).
We provide the multi-seller conduits with commercial paper backstop liquidity facilities. We may also provide securities distribution to multi-seller
conduits, and to both the single and multi-seller conduits with accounting, cash management, and operations services. The liquidity facilities for the managed and administered multi-seller conduits require us to provide funding, subject to the satisfaction of certain conditions with respect to the conduits, for ABCP not placed with external investors. We also may purchase ABCP issued by the multi-seller conduits for market-making purposes and, in respect of our U.S. ABCP conduits, hold some of the ABCP for voluntary risk retention purposes.
We are required to maintain certain short-term and/or long-term debt ratings with respect to the liquidity facilities that we provide to the sponsored multi-seller conduits in Canada
. If we are downgraded below the level specified under the terms of those facilities, we must provide alternative satisfactory liquidity arrangements, such as procuring an alternative liquidity provider that meets the minimum rating requirements.
We may also act as the counterparty to derivative contracts entered into by a multi-seller conduit in order to convert the yield of the underlying assets to match the needs of the multi-seller conduit’s investors or to mitigate the interest rate, basis, and currency risk within the conduit.
All fees earned in respect of activities with the conduits are on a market basis.
Third-party structured vehicles
We have investments in and provide loans, liquidity and credit facilities to third-party SEs. We also have investments in limited partnerships in which we generally are a passive investor of the limited partnerships as a limited partner, and in some cases, we are the co-general
partner and have significant influence over the limited partnerships. Similar to other limited partners, we are obligated to provide funding up to our commitment level to these limited partnerships.

Loan warehouse financing
We provide interim and term senior financing to third-party SEs for the purpose of future securitization. The SE is established by a third-party investor, who provides the initial investment into the SE (the equity investors). The senior financing enables the SE to purchase a loan portfolio at the direction of a collateral manager during the warehousing phase of the securitization. The senior lenders are repaid by proceeds from the issuance of debt securities to investors when the deal closes or by the cash flows from the repayment of the underlying assets held by the SE or alternative financing obtained by the investor from third-party lenders.
Community Reinvestment Act investments
We hold debt and equity investments in limited liability entities to further our U.S.
Community Reinvestment Act
initiatives with a carrying value of $555 million (2022: $489 million). These entities invest in qualifying community development projects, including affordable housing projects that generate a return primarily by the realization of tax credits. Similar to other limited investors in these entities, we are obligated to provide funding up to our commitment level to these limited liability entities. As at October 31, 2023, the total assets of these limited liability entities were $9.0 billion (2022: $7.9 billion).
CIBC-managed investment funds
As indicated above, we establish investment funds, including mutual funds and pooled funds, to provide clients with investment opportunities and we may receive management fees and performance fees. We may hold insignificant amounts of fund units in these CIBC-managed funds. We do not consolidate these funds if we do not have significant variability of returns from our interests in these funds such that we are deemed to be an agent through our capacity as the investment manager, rather than a principal. We do not guarantee the performance of CIBC-managed investment funds. As at October 31, 2023, the total AUM in the non-consolidated
CIBC-managed investment funds amounted to $133.6 billion (2022: $133.5 billion).
Capital vehicle
We purchase credit protection from a capital vehicle on certain referenced loan assets, which issues guarantee-linked notes held only by third
-
party investors. We do not consolidate the capital vehicle and the underlying loan assets remain on the consolidated balance sheet.
Our
on-balance
sheet amounts and maximum exposure to loss related to SEs that are not consolidated are set out in the table below. The maximum exposure comprises the carrying value of unhedged investments, the notional amounts for liquidity and credit facilities, and the notional amounts less accumulated fair value losses for unhedged written credit derivatives on SE reference assets. The impact of CVA is not considered in the table below.

$ millions, as at October 31, 2023	Single-seller and multi-seller conduits		Third-party structured vehicles	Loan warehouse financing	Other (1)

On-balance sheet assets at carrying value (2)
Cash and non-interest-bearing deposits with banks	$–		$–	$–	$362
Securities	414		3,001	–	580
Loans	91		1,298	6,858	131
Investments in equity-accounted associates and joint ventures	–		52	–	54
	$505		$4,351	$6,858	$1,127
October 31, 2022	$740		$5,005	$8,898	$601
On-balance sheet liabilities at carrying value (2)
Deposits	$–		$–	$–	$365
Derivatives (3)	–		–	–	51
Other	–		–	–	238
	$–		$–	$–	$654
October 31, 2022	$–		$–	$–	$45
Maximum exposure to loss, net of hedges
Investments and loans	$505		$4,351	$6,858	$765
Notional of written derivatives, less fair value losses	–		–	–	25
Liquidity, credit facilities and commitments	13,131	(4)	2,039	5,500	150
Less: hedges of investments, loans and written derivatives exposure	–		–	–	(28)
	$13,636		$6,390	$12,358	$912
October 31, 2022	$9,422		$7,643	$11,598	$905

(1)	Includes Community Reinvestment Act -related investment vehicles, CIBC-managed investment funds, Capital vehicles and third-party structured vehicles related to structured credit run-off.
(2)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(3)
Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal client facilitation.

(4)
Excludes an additional $4.3 billion (2022: $2.4 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets. Also excludes $414 million (2022: $642 million) of our direct investments in the multi-seller conduits which we consider investment exposure.

We also hold investments in a variety of third-party investment funds, which include, but are not limited to, exchange-traded funds, mutual funds, and investment trusts. We buy and sell units of these investment funds as part of trading activities or client facilitation businesses that are managed as part of larger portfolios. We generally are a passive investor and are not the investment manager in any of these investment funds. We are not the sponsor of any third-party investment funds, nor do we have the power over key decision-making activities of the funds. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments and any unutilized commitment we have provided to these funds. In addition, we issue certain structured notes an
d en
ter into equity derivatives that are referenced to the return of certain investment funds. Accordingly, we do not include our interests in these third-party investment funds in the table above.

Derecognition of financial assets
We enter into transactions in the normal course of business in which we transfer recognized financial assets directly to third parties, but retain substantially all of the risks and rewards of those assets. The risks include credit, interest rate, foreign exchange, prepayment and other price risks whereas the rewards include income streams associated with the assets. Due to the retention of risks, the transferred financial assets are not derecognized and such transfers are accounted for as secured borrowing transactions.
The majority of our financial assets transferred to
non-consolidated
entities that do not qualify for derecognition are: (i) residential mortgage loans under securitization transactions; (ii) securities held by counterparties as collateral under repurchase agreements; and (iii) securities lent under securities lending agreements.
Residential mortgage securitizations
We securitize fully insured fixed- and variable-rate residential mortgage pools through the creation of
National Housing Act
(NHA) MBS under the NHA MBS Program, sponsored by CMHC. Under the Canada Mortgage Bond Program, sponsored by CMHC, we sell MBS to a government-sponsored securitization trust that issues securities to investors. We do not consolidate the securitization trust. We may act as a counterparty in interest rate swap agreements where we pay the trust the interest due to investors and receive the interest on the MBS. We have also sold MBS directly to CMHC under the Government of Canada’s Insured Mortgage Purchase Program.
The sale of mortgage pools that comprise the NHA MBS does not qualify for derecognition as we retain prepayment, credit, and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards. As a result, the mortgages remain on our consolidated balance sheet and are carried at amortized cost. We also recognize the cash proceeds from the securitization as Deposits – Secured borrowings.
Securities held by counterparties as collateral under repurchase agreements
We enter into arrangements whereby we sell securities but enter into simultaneous arrangements to repurchase the securities at a fixed price on a future date, thereby retaining substantially all the risks and rewards. As a result, the securities remain on our consolidated balance sheet.
Securities lent for cash collateral or for securities collateral
We enter into arrangements whereby we lend securities but with arrangements to receive the securities at a future date, thereby retaining substantially all the risks and rewards. As a result, the securities remain on our consolidated balance sheet.
The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Residential mortgage securitizations (1)	$14,227	$13,959	$16,939	$16,540
Securities held by counterparties as collateral under repurchase agreements (2)	49,794	49,794	39,788	39,788
Securities lent for cash collateral (2)	2,716	2,716	2,165	2,165
Securities lent for securities collateral (2)	24,355	24,355	30,520	30,520
	$91,092	$90,824	$89,412	$89,013
Associated liabilities (3)	$90,901	$90,868	$88,954	$88,912

(1)
Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $541 million (2022: $405 million) have been applied to reduce these balances.

(2)
Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent and fair value hedge basis adjustments.